Related Party Transactions (Details) - Schedule of remuneration of key management personnel - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule of remuneration of key management personnel [Abstract]
Professional fees	[1]	$ 91,249	$ 40,491
Salaries		144,231
Share based compensation	[2]	6,016,173	1,047,943
Total		$ 6,251,653	$ 1,088,434

[1]	In September 2019, Ms. Cindy Davis was appointed Chief Financial Officer of the Company. Ms. Davis is also a senior employee of Marrelli Support Services Inc. (“Marrelli Support”). Marrelli Support also provides accounting services to the Company. On April 29, 2021, Mr. Paul Ciullo was appointed as the Chief Financial Officer replacing Ms. Davis.
[2]	Represents the share based compensation for officer and directors. See notes 6 and 11 for additional related party transactions.